Companies and businesses acquired and divested - Additional Information (Detail) - Nationwide Building Society [Member] € in Millions	Feb. 29, 2024 EUR (€)
Disclosure of detailed information about business combination [Line Items]
Total consideration transferred	€ 41.2
Goodwill recognised as of acquisition date	22.4
Identifiable intangible assets recognised as of acquisition date	29.8
Deferred consideration at acquisition date	€ 11.0